                FS VARIABLE ANNUITY ACCOUNT TWO



                   FILING TYPE: NSAR-U
                   DESCRIPTION: ANNUAL REPORT FOR UNIT
                                INVESTMENT TRUST
                   FILING DATE: FEB 29, 2000
                    PERIOD END: DEC 31, 1999



              PRIMARY EXCHANGE: N/A
                        TICKER: N/A

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



                       TABLE OF CONTENTS



--------------------------------------------------------------------------------



             To jump to a section, double-click on the section name.



                             NSAR-U


Table 1 ...............................................................................1
Table 2 ...............................................................................2
Table 3 ...............................................................................5
Table 4 ...............................................................................6

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



1



                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:     /  /      (a)
             or fiscal year ending:  12/31/99     (b)

Is this a transition report? (Y/N)                                         N


Is this an amendment to a previous filing? (Y/N)                           N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.  Registrant Name: FS Variable Annuity Account Two of
             First SunAmerica Life Insurance Company

         B.  File Number: 811-8624

         C.  Telephone Number: (310) 772-6000


2.       A.  Street: c/o SunAmerica Inc., 1 SunAmerica Center

         B.  City: Los Angeles    C.  State: CA

         D.  Zip Code: 90067      Zip Ext: 6022

         E.  Foreign Country:          Foreign Postal Code:


3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company
         (SBIC)? (Y/N) [If answer is "Y" (Yes), complete only
         items 89 through 110.]                                            N

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio
            company? (Y/N) [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER: 01                PAGE NUMBER: 01                   SEC2100(5/90)

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



2



For period ending 12/31/99                           If filing more than one
File number 811-8624                                 Page 47, "X" box:
                                                                         ------




UNIT INVESTMENT TRUSTS



111.  A. [/]     Depositor Name: First SunAmerica Life Insurance Company
      B. [/]     File Number (If any): 33-81470; 811-8624
      C. [/]     City: New York   State: NY       Zip Code: 10017  Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



111.  A. [/]     Depositor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:


SCREEN NUMBER: 55                PAGE NUMBER 47                  SEC 2100 (5/90)

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



3



For period ending 12/31/99                           If filing more than one
File number 811-8624                                 Page 48, "X" box:
                                                                         ------



111.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



113.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name: SunAmerica Capital Services, Inc.
      B. [/]     File Number:  8-28733
      C. [/]     City: New York   State: NY       Zip Code: 10017  Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:


114.  A. [/]     Principal Underwriter Name:
      B. [/]     File Number:
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:


115.  A. [/]     Independent Public Accountant Name: PricewaterhouseCoopers, LLP
      B. [/]     City: Los Angeles  State: CA     Zip Code: 90071  Zip Ext.2889
         [/]     Foreign Country:                    Foreign Postal Code:


115.  A. [/]     Independent Public Accountant Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



SCREEN NUMBER: 56                PAGE NUMBER 48                  SEC 2100 (5/90)

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



4

For period ending 12/31/99                           If filing more than one
File number 811-8624                                 Page 49, "X" box:
                                                                         ------





116.  Family of investment companies information:

      A.   [/]   Is Registrant part of a family of                         N
                 investment companies? (Y/N)                           --------
                                                                          Y/N

      B.   [/]   Identify the family in 10 letters:_ _ _ _ _ _ _ _ _
                 (NOTE: In filing this form, use this identification consistently for all investment companies in family.
                 This designation is for purposes of this form only.)


117.  A.   [/]   Is Registrant a separate account of                       Y
                 an insurance company? (Y/N)                           --------
                                                                          Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.   [/]   Variable annuity contracts? (Y/N)                         Y
                                                                       --------
                                                                          Y/N

      C.   [/]   Scheduled premium variable life contracts? (Y/N)          N
                                                                       --------
                                                                          Y/N

      D.   [/]   Flexible premium variable life contracts? (Y/N)           N
                                                                       --------
                                                                          Y/N

      E.   [/]   Other types of insurance products registered
                 under the Securities Act of 1933? (Y/N)                   N
                                                                       --------
                                                                          Y/N

118. [/] State the number of series existing at the end of
         the period that had securities registered under the               1
         Securities Act of 1933                                        --------

119. [/] State the number of new series for which
         registration statements under the Securities Act of               0
         1933 became effective during the period                       --------

120.     [/] State the total value of the portfolio securities
         on the date of deposit for the new series included in           $ 0
         item 119 ($000's omitted)                                     --------

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the                     1
         period                                                        --------

122. [/] State the number of existing series for which
         additional units were registered under the                        1
         Securities Act of 1933 during the current period              --------


SCREEN NUMBER: 57                  PAGE NUMBER 49                 SEC2100 (5/90)

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



5



For period ending 12/31/99                           If filing more than one
File number 811-8624                                 Page 50, "X" box:
                                                                         ------



123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)              $  3,686
                                                                        --------

124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of these
         units is to be measured on the date they were placed           $
         in the subsequent series) (000's omitted)                      --------

125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers or
         dealers) by Registrant's principal underwriter and
         any underwriter which is an affiliated person of the
         principal underwriter during the current period
         solely from the sale of units of all series of                 $
         Registrant (000's omitted)                                     --------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a $ subsequent series.) (000's omitted) _______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                Number of         Total Assets       Total Income
                                                 Series             ($000's          Distributions
                                                Investing           omitted)        ($000's omitted)
                                                ---------         ------------      ---------------
A. U.S. Treasury direct issue                                      $                    $
                                                  ------           --------             -------

B. U.S. Government agency                                          $                    $
                                                  ------           --------             -------

C. State and municipal tax-free                                    $                    $
                                                  ------           --------             -------

D. Public utility debt                                             $                    $
                                                  ------           --------             -------

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                     $                    $
                                                  ------           --------             -------

F. All other corporate intermed.
   & long-term debt                                                $                    $
                                                  ------           --------             -------

G. All other corporate short-term debt                             $                    $
                                                  ------           --------             -------

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                                $                    $
                                                  ------           --------             -------

I. Investment company equity securities                            $                    $
                                                  ------           --------             -------

J. All other equity securities                       1             $ 26,893             $   838
                                                  ------           --------             -------

K. Other securities                                                $                    $
                                                  ------           --------             -------

L. Total assets of all series of registrant          1             $ 26,893             $   838
                                                  ------           --------             -------

SCREEN NUMBER: 58                  PAGE NUMBER 50                 SEC2100 (5/90)

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



6



For period ending 12/31/99                            If filing more than one
File number 811-8624                                  Page 51, "X" box:
                                                                         ------



128. [/] Is the timely payment of principal and interest
         on any of the portfolio securities held by any of
         Registrant's series at the end of the current period
         insured or guaranteed by an entity other than the                 N
         issuer? (Y/N) [If answer is "N" (No), go to item              --------
         131.]                                                            Y/N

129. [/] Is the issuer of any instrument covered in item
         128 delinquent or in default as to payment of
         principal or interest at the end of the current
         period? (Y/N) [If answer is "N" (No), go to item              --------
         131.]                                                            Y/N

130. [/] In computations of NAV or offering price per
         unit, is any part of the value attributed to
         instruments identified in item 129 derived from               --------
         insurance or guarantees? (Y/N)                                   Y/N

131. [/] Total expenses incurred by all series of
         Registrant during the current reporting period
         ($000's omitted)                                                $   379
                                                                         ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-8624            811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

SCREEN NUMBER: 59                PAGE NUMBER: 51                   SEC2100(5/90)

FS VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/00
--------------------------------------------------------------------------------



7



SIGNATURE PAGE


The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles     STATE OF: CA     DATE: February 28, 2000


NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:    First SunAmerica Life
                                              Insurance Company



By (Name and Title):                          Witness (Name and Title):

/S/ N. SCOTT GILLIS                           /S/ SUSAN L. HARRIS
-------------------------------               ---------------------------------
N. Scott Gillis                               Susan L. Harris
Senior Vice President                         Senior Vice President & Secretary